Long Term Debt - Summary of Changes in Longterm Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	$ 1,014.8	$ 952.1
Issuance	146.6	137.5
Repayment	(16.8)	(24.6)
Effect of foreign currency exchange rate changes	69.4	(50.4)
Other	1.5	0.2
Carrying amount, ending balance	1,215.5	1,014.8
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	969.9	907.5
Issuance	143.0	125.0
Repayment	(5.9)	(9.3)
Effect of foreign currency exchange rate changes	69.8	(53.3)
Other	0.1
Carrying amount, ending balance	1,176.9	969.9
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	34.3	32.3
Issuance	3.6	12.5
Repayment	(8.5)	(12.6)
Effect of foreign currency exchange rate changes	(0.4)	2.8
Other	0.5	(0.7)
Carrying amount, ending balance	29.5	34.3
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	10.6	12.3
Repayment	(2.4)	(2.7)
Effect of foreign currency exchange rate changes		0.1
Other	0.9	0.9
Carrying amount, ending balance	$ 9.1	$ 10.6